additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Accounts receivable	$ (41)	$ (54)
Inventories	147	(145)
Contract assets	8	(20)
Costs incurred to obtain or fulfill contracts with customers	(47)	(69)
Prepaid maintenance and other	(8)	(12)
Unrealized change in held for trading derivatives	(2)	24
Accounts payable and accrued liabilities	(113)	307
Income and other taxes receivable and payable, net	(39)	41
Advance billings and customer deposits	(9)	46
Provisions	35	(92)
Total Current	(69)	26
Non-current
Contract assets	51	(22)
Unbilled customer finance receivables	44	7
Unrealized change in held for trading derivatives	44	211
Costs incurred to obtain or fulfill contracts with customers	(69)	(83)
Prepaid maintenance	1	7
Refundable security deposits and other	(15)	(22)
Provisions	(110)	(131)
Contract liabilities	20	27
Other post-employment benefit liabilities	12	10
Other long-term liabilities	(14)	(9)
Total Non-current	(36)	(5)
Total	(105)	21
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(2,728)	(2,639)
Intangible assets subject to amortization	(1,025)	(1,048)
Total	(3,753)	(3,687)
Additions arising from leases	1,170	1,015
Additions arising from non-monetary transactions	17	37
Capital expenditures	(2,566)	(2,635)
Effect of asset retirement obligations	80	2
Total	(2,486)	(2,633)
Other non-cash items included above
Change in associated non-cash investing working capital	51	(115)
Non-cash change in asset retirement obligation	(80)	(2)
Total	(29)	(117)
Total	(2,515)	(2,750)
Terrion wireless tower infrastructure
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(17)
Capital expenditures	17	$ 0
Other non-cash items included above
Change in associated non-cash investing working capital	$ (5)